S000105040 [Member] Investment Strategy - S000105040 [Member]	May 22, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF) that pursues its investment objective by investing in dividend‑paying common stocks and by incorporating call option strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying common stocks and derivative instruments relating to Options Indexes (defined below) or their constituents. The Fund may also invest in preferred stocks. With respect to the stock portion of the Fund’s portfolio, the Fund’s strategy of investing in dividend-paying companies was designed to result in a dividend yield that is higher than that of the Russell 1000® Value Index. The Fund’s call option strategies include writing (selling) call options on U.S. equity market indexes or on other ETFs that passively track (or seek the investment performance of) U.S. equity market indexes, such as the S&P 500® Index, the Russell 1000 Value® Index and the Russell 1000® Index (each, an Options Index). The Fund seeks to generate high monthly income from premiums earned from writing (selling) call options and dividends received from the Fund’s holdings in stocks. The Fund also buys call options on Options Indexes to provide the potential for upside U.S. equity market participation when the Options Index appreciates. The Fund’s options strategies are not only intended to generate high monthly income but seek to do so by generally utilizing index options that receive favorable tax treatment under Internal Revenue Code. The resulting Fund is designed to provide investors with high income and, secondarily, capital appreciation.
With respect to the stock portion of the Fund’s portfolio, the Fund seeks to identify dividend-paying companies believed to be attractively valued, exhibiting the potential for long-term growth in earnings and cash flows, and capable of sustaining or increasing dividend payments over time. The Fund may invest in companies of any market capitalization and may, at times, emphasize one or more sectors, including the financials sector. The Fund may invest up to 25% of its net assets in foreign securities.
The Fund’s call option strategies are actively managed to seek income (in the form of premiums on the options), with the level of written (sold) opportunistically adjusted based on the assessment by Columbia Management Investment Advisers, LLC (the Investment Manager) of prevailing market conditions, including market volatility, and relative option premium income attractiveness. The Fund may also purchase call options. The total notional value of the written (sold) call options and the total notional value of the purchased call options may each be up to 100% of the Fund’s net assets. In general, a call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security(ies) at a predetermined strike price from the Fund. A premium is the income received by the writer of the option contract. In writing (selling) call option contracts, the Fund effectively sells its ability to participate in gains of the reference security(ies) beyond the predetermined strike price in exchange for the premium income received. The Fund may increase its call option‑writing activity when underlying stocks demonstrate, in the Investment Manager’s view, market price strength or an increase in implied volatility, potentially enabling enhanced premium capture by the Fund. Conversely, in strong, upward‑trending markets, written call options may limit upside return potential by capping gains above the strike price. While the Fund intends to transact in options on indexes, the Fund may also transact in options on individual stocks. The Fund may also incorporate customized or flexible option instruments, including exchange‑traded options that allow for tailored expiration dates or strike prices. These instruments can provide additional diversification in option exposures and support premium income and/or capital appreciation potential.
The Fund seeks tax efficient returns by utilizing options that are expected to receive favorable tax treatment under Internal Revenue Code rules because they are expected to qualify as “Section 1256 Contracts.” Under these rules, each Section 1256 Contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce capital gain or loss, gains or losses on the Section 1256 Contracts open at the end of the year, or terminated during the year, are treated as 60% long-term and 40% short-term, regardless of how long the contracts were held.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.